Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of impact of amortization on goodwill and finite lived tangible assets due to estimated increase or decrease in percentage terms of estimated useful lives
The tables below detail the impact of the amortisation charge reported in the event of a
5%-10%
increase or decrease in the useful economic lives of the Group’s intangible assets.
2021:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	3,429,870	2,293,872	—	5,723,742
Amortisation with -5% UEL	3,610,391	2,414,602	—	6,024,993
Amortisation with -10% UEL	3,810,968	2,548,747	—	6,359,715
Amortisation with +5% UEL	3,266,544	2,184,640	—	5,451,184
Amortisation with +10% UEL	3,118,065	2,085,338	—	5,203,403

2020:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	3,488,827	2,334,873	—	5,823,700
Amortisation with -5% UEL	3,672,451	2,457,761	—	6,130,212
Amortisation with -10% UEL	3,876,476	2,594,303	—	6,470,779
Amortisation with +5% UEL	3,322,693	2,223,689	—	5,546,382
Amortisation with +10% UEL	3,171,662	2,122,612	—	5,294,274
2019:

	Goodwill	Client lists	Brands	Total
	£	£	£	£
Current amortisation	(2,836,127)	(2,315,165)	(30,000)	(5,181,291)
Amortisation with -5% UEL	(2,985,397)	(2,437,016)	(31,579)	(5,453,992)
Amortisation with -10% UEL	(3,151,253)	(2,572,405)	(33,333)	(5,756,991)
Amortisation with +5% UEL	(2,701,074)	(2,204,919)	(28,571)	(4,934,564)
Amortisation with +10% UEL	(2,578,298)	(2,104,695)	(27,273)	(4,710,266)

Summary of estimated useful lives of goodwill and finite lived intangible assets other than goodwill
Amortisation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful life of that asset as follows:

Goodwill	-	10 years straight line
Brands and licences	-	Between 2 and 5 years straight line
Customer list	-	Between 9 and 22 years straight line

Summary of useful lives of property plant and equipment
Depreciation is calculated so as to write off the cost or valuation of an asset, less its residual value, over the useful economic life of that asset as follows:

Short leasehold property improvements	-	Various - straight line over remaining term on property lease
Fixtures and fittings	-	Between 3 and 5 years straight line
Office equipment	-	Between 3 and 5 years straight line

Cartesian Growth Corp [Member]
Summary Of Ordinary Shares Subject To Redemption
As of September 30, 2022 and December 31, 2021, the Class A ordinary shares subject to redemption reflected on the condensed balance sheets are reconciled in the following table:

Gross Proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,007,500)
Class A ordinary shares issuance costs	(18,671,929)
Plus:
Remeasurement of carrying value to redemption value	33,679,429
Interest earned on Trust Account	31,308

Class A ordinary shares subject to possible redemption at December 31, 2021	$345,031,308
Interest earned on Trust Account	2,073,906

Class A ordinary shares subject to possible redemption at September 30, 2022	$347,105,214

As of December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)
Add:
Accretion of carrying value to redemption value	33,679,429
Interest earned on Trust	31,308

Class A ordinary shares subject to redemption	$345,031,308

Schedule of basic and diluted loss per ordinary share
Accordingly, basic and diluted (loss) income per ordinary share is calculated as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Class A ordinary shares subject to possible redemption
Numerator: Net income (loss) allocable to Class A ordinary shares subject to possible redemption
Net (loss) income	$8,215,430	$(5,863,746)	$17,877,195	$(1,519,632)
Less: Allocation of income (loss) to Class B ordinary shares	1,643,086	(1,172,749)	3,575,439	(357,271)

Proportionate share of net income (loss)	$6,572,344	$(4,690,997)	$14,301,756	$(1,162,361)

Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	34,500,000	34,500,000	34,500,000	27,296,703

Basic and diluted net income (loss) per share	$0.19	$(0.14)	$0.41	$(0.04)

Class B ordinary shares
Numerator: Net income (loss) allocable to Class B ordinary shares
Net (loss) income	$8,215,430	$(5,863,746)	$17,877,195	$(1,519,632)
Less: Allocation of net income (loss) to Class A ordinary shares subject to possible redemption	6,572,344	(4,690,997)	14,301,756	(1,162,361)

Proportionate share of net (loss) income	$1,643,086	$(1,172,749)	$3,575,439	$(357,271)

Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,390,110

Basic and diluted net income (loss) per share	$0.19	$(0.14)	$0.41	$(0.04)

Accordingly, basic and diluted income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2021	For the period from December 18, 2020 (inception) through December 31, 2020
Class A Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class B ordinary shares	(232,904)	—

Proportionate share of net loss	$(802,476)	$(7,948)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	29,112,329	—

Basic and diluted net loss per share	$(0.03)	$0.00

Class B Ordinary Shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class A ordinary shares	(802,476)	(7,948)

Proportionate share of net loss	$(232,904)	$—
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,449,315	—

Basic and diluted net loss per share	$(0.03)	$—